Income Taxes (Details) - Schedule of effective tax rate differed from federal statutory income tax rate	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2021
Schedule Of Effective Tax Rate Differed From Federal Statutory Income Tax Rate Abstract
Federal statutory rate	21.00%	21.00%
State tax, net of federal tax effect	5.04%	5.50%
Valuation allowance	(26.00%)	27.00%
Effective tax rate	0.00%	0.00%